Annual Total Returns[BarChart] - PIMCO Global Advantage Strategy Bond Fund - Institutional	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	4.70%	7.75%	(2.60%)	(1.21%)	(5.45%)	6.32%	7.86%	(0.61%)	8.94%	7.74%